Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
20.	NET INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follow:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to the Yatsen Holding Limited’s shareholders	(40,124)	75,359	(2,687,807)
Accretion to preferred shares redemption value	(3,465)	(59,200)	(242,209)
Deemed dividend due to modification of preferred shares	(3,521)	(61,239)	(1,054,220)
Net income (loss) attributable to ordinary shareholders of Yatsen Holding Limited	(47,110)	(45,080)	(3,984,236)
Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding	271,261,594	450,499,736	833,714,126
Net income (loss) per ordinary share
—Basic	(0.17)	(0.10)	(4.78)
—Diluted	(0.17)	(0.10)	(4.78)

20.	NET INCOME (LOSS) PER SHARE (Continued)

For the years ended December 31, 2018，2019 and 2020, the following shares outstanding were excluded from the calculation of diluted net income (loss) per ordinary share, as their inclusion would have been anti-dilutive for the years prescribed.

	Year ended December 31,
	2018	2019	2020
Shares issuable upon conversion of preferred shares	532,193,603	834,357,412	959,555,911
Shares issuable upon exercise of share options	28,501,731	85,255,920	113,142,382
Restricted shares become outstanding upon vesting	512,479,500	380,772,174	256,752,927